Segment reporting - Geographic information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information
Net Revenue	$ 2,599,718	$ 2,368,925	$ 2,461,577
PR
Segment Reporting Information
Net Revenue	2,136,481	1,921,207	2,016,089
US
Segment Reporting Information
Net Revenue	390,201	376,529	371,368
Other
Segment Reporting Information
Net Revenue	$ 73,036	$ 71,189	$ 74,120